Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	221,351	29.1
Balance at December 31, 2023	192,175,042	$5,728.2

Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	71,864	3.6
Vesting of restricted share units	18,340	2.7
Dividend reinvestment plan	287,449	34.6
Balance at December 31, 2024	192,552,695	$5,769.1

Schedule of dividends paid

	2024	2023
Cash dividends	$242.4	$233.0
DRIP dividends	34.6	29.1
	$277.0	$262.1

Schedule of options to purchase common shares that have been granted

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2023	724,653	C$	107.34
Granted	5,548	C$	169.78
Exercised	(61,000)	C$	64.50
Stock options outstanding, at December 31, 2023	669,201	C$	111.76

Stock options outstanding, at January 1, 2024	669,201	C$	111.76
Granted	45,396	C$	167.57
Exercised	(71,864)	C$	52.67
Forfeited	(10,353)	C$	180.58
Stock options outstanding, at December 31, 2024	632,380	C$	121.36

Exercisable stock options, at December 31, 2023	570,572	C$	100.51
Exercisable stock options, at December 31, 2024	524,919	C$	110.82

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2024	2023
Risk-free interest rate	3.08%	4.08%
Expected dividend yield	1.20%	1.10%
Expected price volatility of the Company’s common shares	26.4%	30.9%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$59.52 to C$82.11	173,414	173,414	1.50
C$82.12 to C$97.34	99,303	99,303	3.73
C$97.35 to C$141.97	127,878	127,878	4.08
C$141.98 to C$171.04	117,772	42,565	6.96
C$171.05 to C$194.65	114,013	81,759	5.95
	632,380	524,919	3.69

Schedule of number of shares outstanding

	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2023	71,051	31,053	102,104
Granted	—	—	—
Settled	—	—	—
Balance at December 31, 2023	71,051	31,053	102,104

Balance at January 1, 2024	71,051	31,053	102,104
Granted	29,694	20,744	50,438.00
Settled	(2,639)	(15,701)	(18,340.00)
Forfeited	(22,086)	(757)	(22,843.00)
Balance at December 31, 2024	76,020	35,339	111,359

Schedule of share purchase warrants

	At December 31,	At December 31,
	2024	2023
Common shares outstanding	192,552,695	192,175,042
Stock options(1)	632,380	669,201
Restricted Share Units(2)	111,359	102,104
	193,296,434	192,946,347
1	There were 632,380 stock options under our share compensation plan outstanding to directors, officers, employees and others with exercise prices ranging from C$59.52 to C$194.65 per share. The above table assumes all stock options are exercisable.
2	There were 35,339 time-based RSUs and 76,020 performance-based RSUs. Vesting of the performance-based RSUs are subject to the achievement of certain performance criteria and a performance multiplier which will range from 0% to 150% of the number granted. The above table assumes a performance multiplier of 100% of performance-based RSUs granted.

DSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of shares outstanding

	2024	2023
Balance at beginning of year	119,429	110,128
Granted	13,975	11,816
Settled	(38,568)	(2,515)
Balance at end of year	94,836	119,429